GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 66,172	$ 49,875
Less - accumulated amortization	38,664	32,009
Intangible assets, net	27,508	17,866
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	55,922	39,625
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	9,586	9,586
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 664	$ 664